				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     3-31-10
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     5-13-10
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          69
                                         -------------------

Form 13F Information Table Value Total:       $193,931 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       607         11,530    SH      OTHER       1              11,530
ADC TELECOM INC			    COM	      000886309       144         19,742    SH      OTHER       1              19,742
AMERICAN EXPRESS CO                 COM       025816109       235          5,701    SH      OTHER       1               5,701
ASSOCIATED BANC CORP                COM       045487105     1,061         77,130    SH      OTHER       1              77,130
BADGER METER INC                    COM	      056525108       430         11,169    SH      OTHER       1              11,169
BALL CORP                           COM       058498106       320          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     3,573         61,396    SH      OTHER       1              61,396
BEMIS CO                            COM       081437105     3,437        119,660    SH      OTHER       1             119,660
BERKSHIRE HATHAWAY INC CL-B         COM       084670702       211          2,600    SH      OTHER       1               2,600
BP PLC SPONS ADR                    COM       055622104     3,337         58,464    SH      OTHER       1              58,464
BRISTOL MYERS SQUIBB CO             COM       110122108       712         26,650    SH      OTHER       1              26,650
CATERPILLAR INC                     COM       149123101       264          4,200    SH      OTHER       1               4,200
CH ROBINSON WORLDWIDE INC	    COM       12541W209       466          8,350    SH      OTHER       1               8,350
CHEVRON CORPORATION                 COM       166764100       924         12,190    SH      OTHER       1              12,190
CONOCOPHILLIPS                      COM       20825C104     1,384         27,053    SH      OTHER       1              27,053
CORNING INC                         COM       219350105     2,881        142,550    SH      OTHER       1             142,550
DAKTRONICS, INC.                    COM       234264109       124         16,330    SH      OTHER       1              16,330
DEERE & CO                          COM       244199105       238          4,000    SH      OTHER       1               4,000
DONALDSON INC                       COM       257651109     3,748         83,058    SH      OTHER       1              83,058
DU PONT E I DE NEMOURS & CO         COM       263534109       447         12,000    SH      OTHER       1              12,000
ECOLAB INC COM                      COM       278865100     2,315         52,665    SH      OTHER       1              52,665
ELI LILLY & CO.                     COM       532457108     1,498         41,370    SH      OTHER       1              41,370
EMERSON ELECTRIC                    COM       291011104     6,616        131,420    SH      OTHER       1             131,420
EXXON MOBIL CORP                    COM       30231G102     3,328         49,689    SH      OTHER       1              49,689
FASTENAL CO                         COM       311900104     2,415         50,326    SH      OTHER       1              50,326
FISERV				    COM	      337738108     2,251         44,342    SH      OTHER       1              44,342
G & K SVCS INC CL A                 COM       361268105       462         17,850    SH      OTHER       1              17,850
GENERAL ELECTRIC CORP               COM       369604103     4,267        234,456    SH      OTHER       1             234,456
GENERAL MLS INC                     COM       370334104     5,449         76,975    SH      OTHER       1              76,975
GRACO INC                           COM       384109104     3,563        111,330    SH      OTHER       1             111,330
HAWKINS INC                         COM       420261109       363         15,000    SH      OTHER       1              15,000
HOME DEPOT INC                      COM       437076102     3,729        115,285    SH      OTHER       1             115,285
HONEYWELL INTERNATIONAL INC         COM       438516106     4,297         94,930    SH      OTHER       1              94,930
HORMEL FOODS CORP                   COM       440452100     3,743         89,105    SH      OTHER       1              89,105
INTEL CORP                          COM       458140100     2,354        105,600    SH      OTHER       1             105,600
INTL. BUSINESS MACHINES CORP        COM       459200101     1,892         14,755    SH      OTHER       1              14,755
JOHNSON & JOHNSON                   COM       478160104     5,099         78,211    SH      OTHER       1              78,211
JP MORGAN CHASE & CO                COM       46625H100       667         14,915    SH      OTHER       1              14,915
KIMBERLY-CLARK CORP                 COM       494368103     1,417         22,534    SH      OTHER       1              22,534
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106    11,233        249,462    SH      OTHER       1             249,462
MERCK & CO INC                      COM       589331107     1,488         39,829    SH      OTHER       1              39,829
MICROSOFT CORP                      COM       594918104       785         26,793    SH      OTHER       1              26,793
MMM CO                              COM       88579Y101     5,123         61,305    SH      OTHER       1              60,700
MTS SYS CORP                        COM       553777103       496         17,070    SH      OTHER       1              17,070
PATTERSON COS INC                   COM       703395103     2,859         92,075    SH      OTHER       1              92,075
PENTAIR INC                         COM       709631105     3,613        101,430    SH      OTHER       1             101,430
PFIZER INC                          COM       717081103     1,851        107,931    SH      OTHER       1             107,931
PRINCIPAL FINANCIAL GROUP           COM       74251V102     2,196         75,178    SH      OTHER       1              75,178
PROCTER & GAMBLE COMPANY            COM       742718109     1,220         19,288    SH      OTHER       1              19,288
SCHLUMBERGER LTD                    COM       806857108     3,654         57,580    SH      OTHER       1              57,580
ST JUDE MED INC                     COM       790849103     1,228         29,912    SH      OTHER       1              29,912
STRATASYS INC			    COM	      862685104       539         22,044    SH      OTHER       1              22,044
SURMODICS INC                       COM       868873100       363         17,325    SH      OTHER       1              17,325
TARGET CORP                         COM       87612E106     6,483        123,257    SH      OTHER       1             123,257
TCF FINANCIAL                       COM       872275102     2,720        170,650    SH      OTHER       1             170,650
TECHNE CORP                         COM       878377100     2,613         41,100    SH      OTHER       1              41,100
TORO CO                             COM       891092108       778         15,825    SH      OTHER       1              15,825
UNITED PARCEL SVC INC               COM       911312106     3,068         47,640    SH      OTHER       1              47,640
UNITED TECHNOLOGIES                 COM       913017109       236          3,200    SH      OTHER       1               3,200
US BANCORP                          COM       902973304     4,575        176,793    SH      OTHER       1             176,793
VALSPAR CORP                        COM       920355104     4,625        156,875    SH      OTHER       1             156,875
VERIZON COMMUNICATIONS              COM       92343V104     1,415         45,616    SH      OTHER       1              45,616
WALGREEN CO			    COM       931422109       642         17,300    SH      OTHER       1              17,300
WALT DISNEY CO			    COM       254687106     2,200         63,025    SH      OTHER       1              63,025
WELLS FARGO & CO                    COM       949746101     5,048        162,200    SH      OTHER       1             162,200
WESTERN UNION CO                    COM       959802109     1,099         64,800    SH      OTHER       1              64,800
XCEL ENERGY INC                     COM       98389B100     1,018         48,001    SH      OTHER       1              48,001
ZIMMER HLDGS INC                    COM       98956P102     3,002         50,710    SH      OTHER       1              50,710

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    37,491        865,040    SH      SOLE                      865,040




GRAND TOTALS                                              193,931      5,039,785                                    5,039,785